Contingent Liabilities and Provisions - Additional Information (Detail) - Legal proceedings contingent liability [member] $ in Millions	Jan. 31, 2022 CAD ($)
Bottom of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities	$ 0
Top of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities	$ 1,400